Average Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Automation ETF	Sep. 28, 2024
Fidelity Disruptive Automation ETF | Return Before Taxes
Average Annual Return:
Past 1 year	23.83%
Since Inception	15.94%	[1]
Fidelity Disruptive Automation ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	23.74%
Since Inception	15.73%	[1]
Fidelity Disruptive Automation ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	14.24%
Since Inception	12.68%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	14.87%
IXXHX
Average Annual Return:
Past 1 year	10.48%
Since Inception	12.55%

[1]	A From April 16, 2020 .